Convertible Debentures Payable (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	2 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 13, 2014	Oct. 31, 2013	Aug. 31, 2013	Jun. 30, 2014
Debt Instrument [Line Items]
Accrued interest	$ 24,000		$ 24,000
Warrants issued to purchase shares	2,234,240		2,234,240
Debt conversion, principal and interest converted			0	4,127,202	4,127,201	0
Debt interest expense			826,900
Principal amount	1,793,000		1,793,000
Interest rate	5.00%		5.00%
Debt conversion, conversion price	$ 10.80		$ 10.80
Debt conversion expense	0	552,750	0	13,713,767	13,713,767	0
Exercise price	$ 0.50		$ 0.50
Repayments of Convertible Debt			50,000	0	0	82,800
5% Bridge Notes [Member]
Debt Instrument [Line Items]
Accrued interest					14,100
Warrants issued to purchase shares	896,500		896,500		896,500
Debt conversion, principal and interest converted			1,743,000
Warrants expiration date					Dec. 31, 2018
Debt interest expense			184,700		94,300
Principal amount	1,793,000		1,793,000		1,793,000
Due date					Jun. 30, 2014
Fair value of warrants	279,100		279,100		279,100
Interest rate					5.00%
Warrants, exercisable date					May 31, 2014
Percentage of Offering Price on Conversion Price			90.00%
Exercise price	$ 0.49		$ 0.49		$ 0.49
Repayments of Convertible Debt			50,753
GBR Investments, LLC [Member] | 5% Bridge Notes [Member]
Debt Instrument [Line Items]
Notes issued					100,000
Warrants issued to purchase shares								1,911,259
Exercise price								$ 0.20
Emergent Financial Group, Inc. [Member] | 5% Bridge Notes [Member]
Debt Instrument [Line Items]
Debt conversion, principal and interest converted							1,743,000
Debt interest expense					385,400	8,700
Interest rate										5.00%
Percentage of Offering Price on Conversion Price					90.00%
Percentage of Commission on Principal Balance of Notes			9.00%		9.00%
Debt financing costs			151,570		375,900	116,500
Amortization of Financing Costs			98,400
Emergent Financial Group, Inc. [Member] | Other Current Assets [Member] | 5% Bridge Notes [Member]
Debt Instrument [Line Items]
Debt financing costs					98,400	107,800
Jerrell Shelton [Member] | 5% Bridge Notes [Member]
Debt Instrument [Line Items]
Notes issued					120,000
Bridge Notes [Member]
Debt Instrument [Line Items]
Notes issued									400,000
Warrants issued to purchase shares									1,797,457
Debt conversion, principal and interest converted								4,127,202
Debt interest expense					199,200	0
Fair value of warrants									199,200
Interest rate									8.00%
Debt conversion, number of units issued								20,636,011
Debt conversion, conversion price								$ 0.20
Debt conversion, converted units description								(i) one share of common stock of the Company (Common Stock) and (ii) one warrant to purchase one share of Common Stock at an exercise price of $0.37 per share
Warrants, exercisable date								Mar. 31, 2014
2013 Bridge Note [Member]
Debt Instrument [Line Items]
Principal amount					1,294,500
2014 Bridge Note [Member]
Debt Instrument [Line Items]
Principal amount					2,765,301
2013 and 2014 Bridge Notes [Member]
Debt Instrument [Line Items]
Accrued interest					0	9,900
Principal amount					$ 4,059,801
Due date					Dec. 31, 2013
2013 and 2014 Bridge Notes [Member] | January 31 2013 [Member]
Debt Instrument [Line Items]
Interest rate during period					15.00%
2013 and 2014 Bridge Notes [Member] | February 01 2013 [Member]
Debt Instrument [Line Items]
Interest rate during period					5.00%
2013 and 2014 Bridge Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Exercise price									$ 0.29
2013 and 2014 Bridge Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Exercise price									$ 0.19